GOODWILL AND INTANGIBLES (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Goodwill [Line Items]
Goodwill Impairment		$ 44,829	[1]	$ 44,829
Amortization expense		2,531		2,435
Customer Relationships [Member]
Goodwill [Line Items]
Acquired through business combination	[2]	13,983		12,193
Amortization expense		(5,067)		$ (2,537)
Customer Relationships [Member] | Magrab Naturtsen Ab [Member]
Goodwill [Line Items]
Acquired through business combination		$ 1,789

[1]	The Company performs its annual testing of goodwill in the fourth quarter of each year. Between annual testing dates, the Company monitors factors such as its market capitalization, comparable company market multiples and macroeconomic conditions to identify conditions that could impact the Company’s assumptions utilized in the etermination of the estimated fair values of the Company’s reporting unit. As a result of a decrease in the Company’s market capitalization, comparable company market multiples, projected future cash flows and an increase in the Company's weighted average cost of capital due to increases in the risk free rate and applicable risk premiums, the Company determined that a triggering event occurred during the fourth quarter and performed a quantitative goodwill impairment test. As a result, the Company recorded a pre-tax, non-cash goodwill impairment charge of $44,829.
[2]	In 2022, includes $1,789 Acquired through business combination of Magrab.